Allowance for Loan and Lease Losses - Aging of Analysis of Past Due Loans and Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due
Total Past Due	$ 30,219	$ 35,360	$ 29,922
Current	11,356,966	10,670,049	9,969,775
Total Accruing Loans and Leases	11,387,185	10,705,409	9,999,697
Total NonAccruing Loans and Leases	9,370	16,621	23,893
Total loans and leases	11,396,555	10,722,030	10,023,590
30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	20,702	25,573	20,592
60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	5,666	4,765	5,672
Greater Than or Equal to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	3,851	5,022	3,658
Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Total Past Due	1,862	2,766	561
Current	3,260,496	3,050,731	2,693,710
Total Accruing Loans and Leases	3,262,358	3,053,497	2,694,271
Total NonAccruing Loans and Leases	2,933	3,958	2,871
Total loans and leases	3,265,291	3,057,455	2,697,142
Commercial and Industrial | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	1,685	198	262
Commercial and Industrial | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due		72	299
Commercial and Industrial | Greater Than or Equal to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	177	2,496
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due
Total Past Due	475	351	530
Current	2,311,399	2,163,959	2,044,506
Total Accruing Loans and Leases	2,311,874	2,164,310	2,045,036
Total NonAccruing Loans and Leases		138	2,429
Total loans and leases	2,311,874	2,164,448	2,047,465
Commercial Real Estate | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	475		530
Commercial Real Estate | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due		190
Commercial Real Estate | Greater Than or Equal to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due		161
Construction
Financing Receivable, Recorded Investment, Past Due
Total Past Due	251
Current	475,082	367,460	468,505
Total Accruing Loans and Leases	475,333	367,460	468,505
Total NonAccruing Loans and Leases			1,556
Total loans and leases	475,333	367,460	470,061
Construction | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	251
Lease Financing
Financing Receivable, Recorded Investment, Past Due
Total Past Due	82	215	165
Current	186,932	198,283	243,946
Total Accruing Loans and Leases	187,014	198,498	244,111
Total NonAccruing Loans and Leases	163	181	187
Total loans and leases	187,177	198,679	244,298
Lease Financing | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due		41	165
Lease Financing | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	82
Lease Financing | Greater Than or Equal to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due		174
Residential
Financing Receivable, Recorded Investment, Past Due
Total Past Due	8,262	12,327	9,495
Current	3,673,124	3,507,756	3,311,676
Total Accruing Loans and Leases	3,681,386	3,520,083	3,321,171
Total NonAccruing Loans and Leases	6,274	12,344	16,850
Total loans and leases	3,687,660	3,532,427	3,338,021
Residential | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	4,436	10,143	5,468
Residential | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	2,188	1,447	2,153
Residential | Greater Than or Equal to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	1,638	737	1,874
Consumer
Financing Receivable, Recorded Investment, Past Due
Total Past Due	19,287	19,701	19,171
Current	1,449,933	1,381,860	1,207,432
Total Accruing Loans and Leases	1,469,220	1,401,561	1,226,603
Total loans and leases	1,469,220	1,401,561	1,226,603
Consumer | 30 - 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	13,855	15,191	14,167
Consumer | 60 - 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	3,396	3,056	3,220
Consumer | Greater Than or Equal to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due
Total Past Due	$ 2,036	$ 1,454	$ 1,784